AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.5%
Asset-Backed Securities — 1.6%
Automobiles — 0.4%
Bridgecrest Lending Auto Securitization Trust,
Series 2025-01, Class C
5.150%	12/17/29	3,200	$3,217,421
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,540	2,561,868
Credit Acceptance Auto Loan Trust,
Series 2025-01A, Class C, 144A
5.710%	07/16/35	4,912	5,013,271
Santander Drive Auto Receivables Trust,
Series 2025-03, Class C
4.680%	09/15/31	1,320	1,327,363
			12,119,923
Consumer Loans — 0.6%
Aqua Finance Issuer Trust,
Series 2025-A, Class A, 144A
5.250%	12/19/50	2,243	2,283,217
Series 2025-B, Class A, 144A
4.790%	05/17/51	2,017	2,028,722
Foundation Finance Trust,
Series 2025-01A, Class A, 144A
4.950%	04/15/50	2,544	2,576,251
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A3, 144A
5.020%	06/25/60	866	877,771
Lendmark Funding Trust,
Series 2021-02A, Class A, 144A
2.000%	04/20/32	3,528	3,391,738
Series 2025-01A, Class C, 144A
5.680%	09/20/34	1,475	1,502,827
Series 2025-02A, Class A, 144A
4.780%	10/20/34	6,655	6,699,141
OneMain Financial Issuance Trust,
Series 2020-02A, Class B, 144A
2.210%	09/14/35	2,915	2,791,275
			22,150,942
Equipment — 0.2%
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-01, Class A4, 144A
4.580%	01/15/32	1,207	1,224,442
NMEF Funding LLC,
Series 2025-B, Class A2, 144A
4.640%	01/18/33	2,800	2,811,011
SCF Equipment Trust LLC,
Series 2025-01A, Class B, 144A
5.230%	09/20/34	4,316	4,426,873
			8,462,326
Other — 0.4%
AMSR Trust,
Series 2024-SFR02, Class A, 144A
4.150%	11/17/41	4,275	4,221,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Bridge Trust,
Series 2025-SFR01, Class B, 144A
4.200%	09/17/42	2,600	$2,487,738
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	334	258,341
Progress Residential Trust,
Series 2025-SFR02, Class A, 144A
3.305%	04/17/42	3,528	3,346,693
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	2,375	2,249,768
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class B, 144A
4.930%	04/20/44	1,221	1,230,265
			13,794,316
Student Loan — 0.0%
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
5.151%(c)	05/25/39	403	400,922

Total Asset-Backed Securities (cost $56,131,535)			56,928,429
Commercial Mortgage-Backed Securities — 0.6%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
5.215%(c)	10/15/38	5,940	5,925,150
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.740%(cc)	09/10/50	650	620,647
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,096,500
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,303,870
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.050%(cc)	07/25/30	2,085	112,830
Series 2020-M50, Class X1, IO
1.924%(cc)	10/25/30	336	12,735
Series 2021-M03, Class X1, IO
2.011%(cc)	11/25/33	319	20,449
FHLMC Multifamily Structured Credit Risk Notes,
Series 2025-MN11, Class M1, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.006%(c)	07/25/45	2,009	2,005,249
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,927,824
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
5.065%(c)	04/15/38	234	234,447
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	2,568	$2,645,954
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
5.891%(c)	05/15/39	1,144	1,141,146
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
4.995%(c)	11/15/38	2,504	2,501,594
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	23,744
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	30	28,327
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	31	28,527
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	26	22,539
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	19	17,567
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	445,569

Total Commercial Mortgage-Backed Securities (cost $21,409,417)			22,114,668
Corporate Bonds — 36.6%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	1,534	1,498,595
3.950%	08/01/59	248	178,068
5.805%	05/01/50	3,996	3,992,544
7.008%	05/01/64	920	1,065,316
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,367	2,392,714
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,625	1,634,840
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.700%	11/15/54	1,410	1,454,176
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	797	693,594
2.375%	03/15/32	2,724	2,407,774
3.125%	07/01/50	383	260,813
4.450%	11/16/38	442	415,708
			15,994,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	2,808	$2,471,439
3.400%	05/06/30	1,200	1,152,578
3.400%	02/04/41	4,086	3,168,120
5.625%	02/06/35(a)	1,905	1,977,879
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.734%	09/25/40	2,255	1,811,094
4.390%	08/15/37	555	506,945
4.540%	08/15/47	850	707,520
5.834%	02/20/31	4,297	4,543,432
7.079%	08/02/43	2,634	2,974,753
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	5,179	5,368,265
5.875%	07/01/34	4,670	4,865,970
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
5.850%	06/15/35	2,085	2,216,005
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	344	285,117
4.750%	11/01/31	5,228	5,317,155
5.125%	02/13/31	2,093	2,165,226
5.375%	02/15/33	2,340	2,444,401
5.625%	11/17/29	1,071	1,127,666
			43,103,565
Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	307	302,007
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	191	189,320
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	129	129,067
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	464	456,403
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	666	648,846
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	928	822,359
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	611	582,109
United Airlines 2024-1 Class A Pass Through Trust,
Pass-Through Certificates
5.875%	08/15/38	2,033	2,074,259
			5,204,370

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
4.150%	08/11/27	1,085	$1,086,726
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	900	786,021
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/08/29	2,445	2,481,497
5.875%	11/07/29	640	651,125
5.918%	03/20/28	640	651,041
6.532%	03/19/32(a)	3,455	3,596,961
7.200%	06/10/30(a)	1,978	2,114,011
7.350%	03/06/30	1,121	1,199,722
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49	472	459,996
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32	11	11,357
5.900%	01/07/35(a)	2,990	3,082,656
5.950%	04/04/34(a)	1,894	1,968,537
6.100%	01/07/34	874	919,321
6.150%	07/15/35	860	899,450
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
5.750%	03/18/30	628	639,176
6.450%	03/18/35(a)	5,425	5,561,118
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.450%	09/11/27	812	813,471
5.300%	03/22/27	3,826	3,876,901
5.800%	03/27/35	1,833	1,878,917
			32,678,004
Banks — 11.1%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
4.988%(ff)	12/03/28(a)	3,000	3,047,220
6.339%(ff)	09/18/27	800	815,640
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.320%(ff)	05/15/31(a)	5,075	5,221,912
5.871%(ff)	03/28/35	680	714,523
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Preferred Notes
5.381%	03/13/29(a)	2,400	2,477,953
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(oo)	800	960,000
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	585,348
5.294%	08/18/27	800	815,222
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	2,600	2,633,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.625%(ff)	05/01/30(oo)	1,207	$1,257,890
Sr. Unsec’d. Notes
5.162%(ff)	01/24/31	3,885	4,009,748
5.202%(ff)	04/25/29(a)	2,446	2,506,969
5.464%(ff)	05/09/36(a)	2,814	2,937,399
5.819%(ff)	09/15/29	9,943	10,395,730
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,251	3,794,892
1.922%(ff)	10/24/31	2,154	1,912,197
2.676%(ff)	06/19/41	403	297,004
2.884%(ff)	10/22/30	3,680	3,490,972
3.824%(ff)	01/20/28	4,943	4,920,412
3.974%(ff)	02/07/30(a)	6,631	6,582,085
Sub. Notes
3.846%(ff)	03/08/37(a)	1,982	1,852,558
5.518%(ff)	10/25/35	1,990	2,041,234
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,411	2,496,447
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	342,260
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	3,016	3,134,685
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	09/10/34(oo)	810	845,437
7.750%(ff)	08/16/29(oo)	3,070	3,254,722
Sr. Non-Preferred Notes, 144A
4.792%(ff)	05/09/29	1,845	1,860,298
5.085%(ff)	05/09/31	2,830	2,881,898
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,080	6,248,902
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	1,160	1,210,801
6.293%(ff)	01/14/36	1,700	1,819,241
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36(a)	600	614,880
6.037%(ff)	06/15/35	870	924,392
6.684%(ff)	09/13/27	1,165	1,190,463
6.840%(ff)	09/13/34	1,859	2,072,917
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	3,378	3,491,402
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	2,985	3,032,239
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	1,906	1,958,180
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	1,985	2,047,551
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,325	1,312,445

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	336	$302,840
2.572%(ff)	06/03/31	1,148	1,055,987
2.976%(ff)	11/05/30	5,242	4,963,399
3.520%(ff)	10/27/28	339	334,466
3.668%(ff)	07/24/28	1,109	1,098,972
3.980%(ff)	03/20/30	8,137	8,039,520
4.075%(ff)	04/23/29	477	475,552
4.503%(ff)	09/11/31	1,739	1,739,780
4.542%(ff)	09/19/30	4,624	4,645,520
4.952%(ff)	05/07/31	3,000	3,056,146
5.174%(ff)	09/11/36	3,171	3,202,634
5.333%(ff)	03/27/36(a)	1,800	1,840,992
Sub. Notes
4.125%	07/25/28	321	320,527
5.827%(ff)	02/13/35	1,029	1,068,161
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,300	1,174,680
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)	976	979,440
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	3,740	3,810,118
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33	1,865	1,854,961
5.862%(ff)	01/09/36	295	309,709
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	3,374	3,387,085
5.705%(ff)	03/01/30	720	748,642
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,405	2,352,524
4.950%(ff)	08/04/31	2,450	2,470,022
7.146%(ff)	07/13/27	945	965,007
Sub. Notes
7.079%(ff)	02/10/34	2,380	2,610,777
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	800	829,203
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33(a)	1,210	1,179,446
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,183	1,167,727
1.542%(ff)	09/10/27	6,753	6,585,911
4.017%(ff)	10/31/38	1,658	1,484,881
4.692%(ff)	10/23/30	1,413	1,431,247
5.218%(ff)	04/23/31	7,215	7,460,792
5.330%(ff)	07/23/35	5,762	5,930,743
5.536%(ff)	01/28/36	112	117,003
6.484%(ff)	10/24/29	12,584	13,392,115
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.130%(ff)	11/19/28	2,411	$2,454,418
5.130%(ff)	03/03/31	930	952,789
5.240%(ff)	05/13/31(a)	5,130	5,279,019
5.286%(ff)	11/19/30	2,737	2,823,913
5.597%(ff)	05/17/28	2,155	2,199,890
5.887%(ff)	08/14/27	3,453	3,499,721
7.390%(ff)	11/03/28	1,678	1,781,383
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	2,094	2,181,210
6.208%(ff)	08/21/29	1,203	1,265,801
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 1.010%
5.163%(c)	03/25/29	2,745	2,752,425
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33	2,174	2,392,481
7.200%	11/28/33	1,636	1,862,102
Sub. Notes, 144A
4.950%(ff)	06/01/42	3,517	2,974,235
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31	1,565	1,555,308
4.932%(ff)	10/16/30	870	883,537
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,250	1,222,925
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	3,205	3,195,266
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.179%(ff)	07/08/31(a)	1,200	1,228,515
6.082%(ff)	03/13/32	2,710	2,880,060
Sr. Unsec’d. Notes, MTN
4.833%(ff)	01/16/29	260	263,085
5.385%(ff)	01/16/36	1,240	1,257,230
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.527%(ff)	09/12/31	2,765	2,775,689
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,450	3,395,552
4.654%(ff)	10/18/30	3,382	3,418,782
5.042%(ff)	07/19/30	1,722	1,764,350
5.173%(ff)	01/16/30	1,510	1,551,405
5.192%(ff)	04/17/31	2,027	2,093,190
5.230%(ff)	01/15/31	2,875	2,967,507
5.449%(ff)	07/20/29	3,850	3,977,451
5.516%(ff)	11/19/55	1,669	1,687,668
5.664%(ff)	04/17/36	5,204	5,491,095
6.407%(ff)	11/01/29	3,709	3,940,138
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	515	503,955

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.699%(ff)	01/22/31	2,421	$2,262,054
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,081	942,379
1.928%(ff)	04/28/32	525	458,078
2.511%(ff)	10/20/32	513	457,349
5.424%(ff)	07/21/34	1,571	1,636,576
5.656%(ff)	04/18/30(a)	2,680	2,799,299
Sub. Notes
2.484%(ff)	09/16/36	2,726	2,369,114
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28	1,810	1,849,850
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31	2,890	2,933,825
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,518	2,264,080
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	695	695,000
8.125%(ff)	11/10/33(oo)	790	886,775
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 1.190%
5.022%	03/21/30	2,830	2,904,287
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,175	1,171,963
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26(oo)	192	186,215
Jr. Sub. Notes, Series W
6.250%(ff)	03/15/30(oo)	1,440	1,477,218
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	2,009	2,037,220
5.373%(ff)	07/21/36	850	875,144
5.676%(ff)	01/22/35	1,378	1,453,189
6.875%(ff)	10/20/34	789	893,958
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30	3,642	3,682,514
5.136%(ff)	09/22/36	338	333,930
5.694%(ff)	04/15/31	3,450	3,599,499
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(a)(oo)	3,419	3,584,309
Sr. Non-Preferred Notes, 144A
5.512%(ff)	05/22/31	1,065	1,093,652
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	4,875	4,786,513
5.250%	02/19/27	470	475,174
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.018%(ff)	02/08/30	4,062	4,384,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	757	$787,531
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29(a)(oo)	2,574	2,695,707
Sr. Unsec’d. Notes
4.834%	04/24/30	1,065	1,093,944
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,175	1,216,370
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.298%	01/30/32	1,745	1,819,297
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,461	3,509,177
U.S. Bancorp,
Sr. Unsec’d. Notes
5.083%(ff)	05/15/31	1,285	1,320,550
5.678%(ff)	01/23/35	821	864,610
5.836%(ff)	06/12/34	1,704	1,814,971
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,350	1,371,649
7.500%	02/15/28	2,517	2,707,282
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	1,690	1,859,000
9.250%(ff)	11/13/33(a)(oo)	790	940,163
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,750	1,731,652
Sr. Unsec’d. Notes, 144A, MTN
5.010%(ff)	03/23/37	880	875,531
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27	544	535,154
3.127%(ff)	06/03/32	3,673	3,376,791
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	804	796,661
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36(a)	2,860	2,853,521
5.150%(ff)	04/23/31(a)	5,733	5,913,684
5.244%(ff)	01/24/31	3,440	3,558,863
5.389%(ff)	04/24/34	2,380	2,472,873
5.605%(ff)	04/23/36	8,268	8,674,476
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,921	1,867,347
3.584%(ff)	05/22/28	1,204	1,192,906
4.808%(ff)	07/25/28	1,163	1,176,978
4.897%(ff)	07/25/33	1,625	1,650,708
5.557%(ff)	07/25/34	3,608	3,789,728
5.574%(ff)	07/25/29	3,073	3,184,560
5.707%(ff)	04/22/28	3,002	3,072,840
			396,086,218

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,690	$2,646,601
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	985	969,108
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.800%	01/23/59	139	144,063
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	1,476	1,380,845
4.900%	05/01/33	1,082	1,092,034
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	636	420,794
			6,653,445
Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,155	1,996,254
3.150%	02/21/40	2,473	1,947,185
4.200%	02/22/52	1,462	1,173,196
4.663%	06/15/51	355	310,079
4.875%	03/01/53	1,509	1,346,904
5.750%	03/02/63	1,259	1,256,071
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	8,530	7,782,221
5.750%	05/15/35(a)	2,020	2,116,456
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,560	1,144,979
2.800%	10/01/50(a)	946	610,626
5.250%	10/15/33(a)	2,764	2,897,349
			22,581,320
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	328	301,954
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/30	2,715	2,762,489
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	519	423,234
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	2,435	2,507,276
5.419%	11/15/48	710	702,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32	1,245	$1,279,339
			7,976,559
Commercial Services — 0.4%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	270	262,069
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	3,602	3,421,532
Quanta Services, Inc.,
Sr. Unsec’d. Notes
2.900%	10/01/30	689	643,459
4.500%	01/15/31	3,010	3,009,861
5.100%	08/09/35	1,810	1,815,803
5.250%	08/09/34(a)	3,139	3,213,792
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	503	342,372
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52(a)	843	680,116
			13,389,004
Computers — 0.3%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31	1,351	1,349,505
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	02/08/51	673	427,321
2.700%	08/05/51	2,618	1,667,958
2.950%	09/11/49	1,135	777,341
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,256,872
4.375%	05/15/30	5,065	5,047,544
5.400%	03/15/32	1,505	1,563,327
			12,089,868
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63	855	792,149
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	1,244	1,197,666
3.300%	01/30/32	2,908	2,678,388
5.000%	11/15/35	421	416,702
American Express Co.,
Sr. Unsec’d. Notes
4.731%(ff)	04/25/29	991	1,006,191
4.918%(ff)	07/20/33	565	574,638

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.667%(ff)	04/25/36(a)	780	$826,220
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.150%	01/15/30	4,505	4,560,862
5.375%	05/30/30	4,740	4,853,713
5.750%	11/15/29	415	431,206
6.375%	05/04/28	945	985,786
			17,531,372
Electric — 4.9%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	1,759	1,801,130
5.800%	03/15/32(a)	1,006	1,039,948
Alliant Energy Corp.,
Jr. Sub. Notes
5.750%(ff)	04/01/56	800	801,101
Ameren Corp.,
Sr. Unsec’d. Notes
5.375%	03/15/35(a)	3,305	3,393,356
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	2	1,722
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	3,610	3,576,293
5.000%	02/01/31	575	573,174
5.125%	03/15/28	1,430	1,430,385
CMS Energy Corp.,
Jr. Sub. Notes
6.500%(ff)	06/01/55	1,310	1,360,938
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,114	841,070
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	290	293,634
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43	1,307	1,091,381
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56	2,058	2,072,242
Sr. Unsec’d. Notes
4.700%	12/01/44	759	667,510
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41	1,922	1,463,499
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	1,404	1,299,990
DTE Energy Co.,
Sr. Unsec’d. Notes
5.050%	10/01/35	2,042	2,030,251
5.200%	04/01/30	3,950	4,070,857
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	467	396,221
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.700%	09/15/55	1,072	$1,067,945
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,008	1,273,939
5.250%	03/01/34	2,941	3,034,903
5.400%	04/01/53	1,337	1,305,673
Duke Energy Ohio, Inc.,
First Mortgage
5.300%	06/15/35	3,180	3,279,103
5.550%	03/15/54	993	994,357
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	328	210,067
4.375%	03/30/44	313	272,361
5.550%	03/15/55	80	80,353
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	286	281,163
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	1,943	1,847,473
Sr. Unsec’d. Notes
5.250%	03/15/32(a)	572	566,902
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.375%	01/13/55	1,485	1,547,534
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	1,797	1,603,779
4.750%	06/15/46	1,475	1,272,948
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	1,323	1,329,615
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	572,971
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,387	4,140,600
2.500%	07/12/31	1,382	1,233,755
3.500%	04/06/28	770	755,431
4.125%	09/30/28	943	940,891
4.375%	09/30/30	4,465	4,438,010
5.000%	09/30/35	1,130	1,115,358
5.125%	06/26/29	2,057	2,107,276
5.750%	09/30/55	520	510,366
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	1,235	1,269,167
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54	777	796,120

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54	3,384	$3,543,500
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	522	458,181
2.900%	03/15/51	366	234,558
5.150%	09/15/34	140	143,004
5.700%	03/15/54	1,152	1,162,949
5.800%	03/15/55	1,430	1,466,846
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	418	296,621
5.800%	04/15/55	2,069	2,119,655
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	32	31,486
5.150%	06/01/45	96	92,442
5.550%	09/15/54	380	373,736
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56	1,350	1,339,880
Exelon Corp.,
Jr. Sub. Notes
6.500%(ff)	03/15/55	1,295	1,354,171
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	638	546,721
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	454	449,015
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,128	4,804,452
5.400%	06/01/33	2,351	2,429,039
5.650%	05/09/34	2,638	2,744,053
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,473	4,003,106
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	661	575,372
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,123	1,112,528
5.400%	12/15/43	1,117	1,105,474
Nevada Power Co.,
Jr. Sub. Notes
6.250%(ff)	05/15/55	4,380	4,436,922
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.900%	03/15/55	745	767,894
6.375%(ff)	08/15/55	1,855	1,929,063
6.750%(ff)	06/15/54	1,219	1,313,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,560	$2,537,682
4.734%	10/15/30	1,550	1,549,872
5.407%	10/15/35	1,166	1,169,817
7.000%	03/15/33	1,327	1,466,922
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	964	601,132
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	442	393,903
4.400%	03/01/32	1,151	1,121,146
4.450%	04/15/42	547	457,883
4.500%	07/01/40	1,507	1,311,244
4.550%	07/01/30	1,191	1,182,865
4.600%	06/15/43	683	574,908
5.550%	05/15/29	1,896	1,952,022
6.000%	08/15/35	1,808	1,893,218
6.100%	01/15/29	1,157	1,209,544
6.150%	01/15/33	518	548,709
6.400%	06/15/33	2,681	2,881,754
Sr. Sec’d. Notes
3.250%	06/01/31	1,925	1,771,269
PacifiCorp,
First Mortgage
2.900%	06/15/52	963	587,233
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,040	1,103,799
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	980	630,405
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	1,563	1,608,967
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	1,887	1,599,046
First Mortgage, Series 36
2.700%	01/15/51	378	232,230
First Mortgage, Series 39
4.500%	06/01/52	408	342,846
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.450%	01/15/36	4,600	4,699,516
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	262	142,555
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	2,218	2,285,012
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41	1,183	1,195,730

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53	4,715	$4,533,096
5.400%	04/15/35	2,620	2,709,374
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56	691	709,021
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55	975	976,697
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	4,786	4,762,825
5.250%	03/15/30	1,173	1,196,457
5.700%	03/01/53	265	249,183
5.850%	11/01/27	751	770,859
5.875%	12/01/53	98	94,714
5.900%	03/01/55	160	155,311
First Mortgage, Series A
4.200%	03/01/29	1,538	1,519,620
First Ref. Mortgage, Series B
3.650%	03/01/28	1,189	1,167,744
First Ref. Mortgage, Series C
3.600%	02/01/45	428	311,789
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	574	551,010
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30	867	861,643
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35	1,730	1,706,295
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,493	2,242,179
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	217	168,836
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	445	389,429
Union Electric Co.,
First Mortgage
3.900%	04/01/52	208	162,753
5.200%	04/01/34	1,068	1,100,366
5.250%	01/15/54	1,033	987,840
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,042	1,188,158
5.700%	08/15/53	852	860,003
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	435	395,617
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	90	93,104
6.000%	04/15/34	1,337	1,409,229
6.950%	10/15/33	1,500	1,672,012
			174,883,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.2%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31	6,175	$6,460,594
Sr. Sec’d. Notes, 144A
3.500%	09/01/28	680	662,796
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28	1,227	1,266,310
			8,389,700
Foods — 0.7%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	1,662	1,687,346
6.050%	01/15/29	837	874,665
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	600	535,352
3.625%	01/15/32	1,045	973,629
4.375%	02/02/52	1,266	994,607
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36	3,845	3,913,098
6.375%	04/15/66	1,240	1,275,635
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,410	1,173,070
5.500%	06/01/50	1,415	1,337,966
Kroger Co. (The),
Sr. Unsec’d. Notes
5.650%	09/15/64	1,987	1,941,029
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28	3,195	3,233,881
5.000%	03/01/32	1,110	1,135,332
5.200%	03/01/35(a)	1,600	1,634,944
5.650%	05/01/45	1,066	1,082,008
5.700%	05/01/55	2,565	2,600,219
5.800%	05/01/65	1,036	1,056,523
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	600	549,426
			25,998,730
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	430	410,687
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,232	1,285,929
Sr. Unsec’d. Notes
5.800%	02/01/42	183	190,657
5.950%	06/15/41	1,117	1,162,997

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50	1,271	$882,892
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	1,810	1,917,683
Gtd. Notes, Series 20-A
1.750%	01/15/31	559	488,803
Gtd. Notes, Series 21A
3.150%	09/30/51	1,363	891,851
			7,231,499
Healthcare-Products — 0.3%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	2,605	2,444,984
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31	2,948	3,076,473
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/34(a)	3,453	3,532,604
5.500%	02/19/35	2,162	2,254,214
			11,308,275
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44	883	764,737
6.750%	12/15/37	993	1,096,956
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	779	721,529
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	271	240,428
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54(a)	1,766	1,731,988
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	235	210,635
6.100%	10/15/52	1,660	1,730,501
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,517	3,486,314
4.500%	02/15/27	1,593	1,596,117
4.625%	03/15/52	600	495,170
5.200%	06/01/28	2,093	2,143,459
5.500%	03/01/32	2,750	2,863,322
5.625%	09/01/28	1,761	1,816,844
5.875%	02/01/29	2,525	2,629,501
5.950%	09/15/54(a)	1,129	1,125,426
6.200%	03/01/55	341	352,071
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	701	$527,817
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	237	166,206
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	804	719,311
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	980	841,021
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	459	464,607
5.000%	12/15/34	2,521	2,550,281
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28	1,651	1,715,122
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	194	186,736
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,427	1,808,079
2.900%	05/15/50	522	336,497
3.050%	05/15/41	358	272,275
3.250%	05/15/51	510	347,572
3.500%	08/15/39	743	619,192
5.350%	02/15/33	1,128	1,178,947
5.375%	04/15/54	445	426,687
6.050%	02/15/63	618	645,802
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	608	388,263
			36,199,413
Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	1,634	1,552,794
Insurance — 0.8%
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30(a)	4,495	4,564,522
Sr. Sec’d. Notes, 144A
5.543%	08/22/35	3,075	3,115,694
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	449	352,618
Corebridge Financial, Inc.,
Jr. Sub. Notes
6.375%(ff)	09/15/54	440	451,564
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	1,311	1,317,029

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Equitable America Global Funding,
Sec’d. Notes, 144A
4.700%	09/15/32	2,770	$2,757,287
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	745	748,773
Guardian Life Global Funding,
Sr. Sec’d. Notes, 144A
4.673%	09/05/32	2,755	2,767,452
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	427	421,678
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.250%	04/12/29(a)	2,274	2,351,395
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	525	496,384
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,539	2,629,606
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	264,966
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	773	670,198
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	822	716,119
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	537	405,876
4.450%	05/15/69	202	160,414
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	598	464,290
6.063%	03/30/40	538	569,955
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	751	517,111
6.850%	12/16/39	2,168	2,481,418
			28,224,349
Internet — 0.6%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	905	617,750
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	665	410,148
3.875%	08/22/37	2,396	2,206,801
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,448	2,100,343
5.400%	08/15/54(a)	4,024	3,977,777
5.550%	08/15/64	848	841,749
5.600%	05/15/53	954	966,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	2,826	$2,956,738
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	2,326	2,325,680
Sr. Unsec’d. Notes
4.800%	09/15/34	1,785	1,787,322
4.800%	09/15/35	1,970	1,950,964
5.350%	09/15/54(a)	1,972	1,911,980
			22,053,511
Investment Companies — 0.0%
CFAMC II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	339,745
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
6.000%	05/01/29	632	641,480
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,455	1,486,331
Machinery-Diversified — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	2,251	2,328,228
6.400%	04/15/33	549	589,181
			2,917,409
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,231	1,145,041
3.500%	06/01/41	3,598	2,628,158
3.500%	03/01/42	2,279	1,641,568
3.700%	04/01/51	1,721	1,135,045
4.800%	03/01/50	1,316	1,040,510
5.850%	12/01/35	350	353,429
6.384%	10/23/35	121	126,702
6.484%	10/23/45	1,843	1,820,493
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,678	1,490,049
2.650%	02/01/30	4,658	4,368,474
2.800%	01/15/51	1,921	1,170,250
2.887%	11/01/51	4,521	2,782,702
2.937%	11/01/56	6,629	3,930,673
3.750%	04/01/40	1,717	1,441,731
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	746	598,748
5.500%	09/01/41	1,490	1,364,409

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.875%	11/15/40	1,643	$1,571,061
6.550%	05/01/37	883	917,376
			29,526,419
Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	1,186	1,087,396
5.750%	04/05/34	800	838,744
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	256,230
Sr. Unsec’d. Notes, 144A
6.780%	01/13/55	1,729	1,850,722
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	1,690	1,624,964
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.186%	04/01/30	780	803,282
5.400%	05/08/28	1,501	1,540,048
5.673%	04/01/35(a)	5,295	5,501,269
6.375%	10/06/30	1,257	1,358,350
			14,861,005
Miscellaneous Manufacturing — 0.1%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	1,900	1,678,723
Oil & Gas — 1.6%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,726	1,738,808
BG Energy Capital PLC,
Gtd. Notes, 144A
5.125%	10/15/41	1,300	1,262,203
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54(a)	883	870,707
5.700%	09/15/63	1,576	1,564,118
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55	2,697	2,605,552
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	754	725,109
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,110	2,042,702
5.950%	05/15/54	2,089	2,082,255
EQT Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/29	1,412	1,411,487
4.750%	01/15/31	3,570	3,561,269
6.375%	04/01/29	2,920	3,031,252
7.500%	06/01/30	931	1,026,925
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	3,078	$3,025,868
5.375%	02/01/29	202	202,391
5.375%	03/15/30	3,705	3,767,340
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,623,521
6.750%	04/15/29	3,112	3,143,837
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	1,936	1,773,459
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	1,881	1,952,409
6.000%	01/15/40	2,925	3,181,069
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	512	442,947
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45	1,250	979,194
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	724	763,385
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	2,597	2,627,515
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,790	2,506,907
2.150%	01/15/31	3,236	2,910,135
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,619	1,513,924
6.875%	09/19/33	1,385	1,522,131
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,456	1,104,112
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	344	330,199
5.638%	04/05/64	1,581	1,573,100
			56,865,830
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
5.100%	03/17/30	1,110	1,135,870
5.500%	03/17/35(a)	1,770	1,823,645
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31	739	782,205
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29	1,404	1,411,909

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
5.000%	09/01/34(a)	1,590	$1,573,175
			6,726,804
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	750	671,093
4.250%	11/21/49	4,227	3,568,614
4.400%	11/06/42	534	481,484
4.625%	10/01/42	1,113	1,032,368
4.800%	03/15/29	4,150	4,242,950
5.500%	03/15/64	1,015	1,014,343
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	669	469,476
3.700%	03/15/52	300	223,969
3.900%	03/15/62	768	562,564
5.200%	02/22/34	418	433,339
5.550%	02/22/54	4,640	4,624,457
5.650%	02/22/64	2,110	2,093,108
6.250%	11/15/53	2,308	2,519,582
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/35	1,264	1,273,305
5.750%	11/15/54	555	556,367
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31(a)	2,380	2,182,914
2.800%	05/15/30	1,949	1,825,943
4.850%	12/15/29	322	328,609
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	234	219,401
5.875%	06/01/53(a)	2,309	2,267,975
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	343	328,564
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.650%	10/15/65	590	609,560
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.150%	05/17/63	340	319,717
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	651	656,550
5.340%	05/19/63	2,049	1,947,256
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.650%	07/05/44	329	334,737
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,452	3,138,989
4.700%	02/01/43	1,060	977,576
5.000%	08/17/35	385	388,601
			39,293,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 2.5%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	2,917	$2,837,141
5.125%	06/30/27	1,336	1,350,679
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,390	2,178,893
4.500%	10/01/29	2,999	2,991,104
5.750%	08/15/34	1,276	1,327,030
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,446	1,441,981
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	813	825,364
6.042%	08/15/28	354	369,320
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	455	481,388
5.962%	02/15/55	1,085	1,074,744
6.036%	11/15/33	828	883,647
DT Midstream, Inc.,
Gtd. Notes, 144A
4.125%	06/15/29	1,856	1,811,305
4.375%	06/15/31	1,435	1,388,146
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,205	1,205,266
6.000%	02/01/29	3,643	3,693,956
7.375%	02/01/31	4,216	4,404,056
Jr. Sub. Notes
6.500%(ff)	02/15/56	3,815	3,803,599
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,706,102
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,408,491
Sr. Unsec’d. Notes
5.700%	04/01/35	1,490	1,539,088
6.550%	12/01/33	728	796,911
Enterprise Products Operating LLC,
Gtd. Notes, Series H
6.650%	10/15/34	1,382	1,571,502
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.500%	10/15/30(a)	4,940	4,973,664
6.500%	06/01/29	1,005	1,036,840
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	662	582,817
6.375%	03/01/41	1,130	1,209,817
Kinder Morgan, Inc.,
Gtd. Notes
5.150%	06/01/30	930	959,482
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	4,057	4,082,284

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
5.400%	09/15/35	3,835	$3,844,439
5.950%	04/01/55	1,504	1,470,579
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	858	860,042
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	442	302,194
4.300%	01/15/49	318	259,694
ONEOK, Inc.,
Gtd. Notes
5.050%	04/01/45	542	481,406
5.375%	06/01/29	543	559,042
5.400%	10/15/35	960	964,292
5.600%	04/01/44	1,895	1,801,549
6.100%	11/15/32	270	289,285
6.625%	09/01/53	756	803,901
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.600%	01/15/36	1,025	1,037,315
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	2,728	2,725,215
4.500%	05/15/30	1,430	1,435,952
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes
4.911%	09/01/27	848	854,688
5.026%	10/01/29	2,389	2,415,876
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.600%	03/31/34	820	846,384
6.100%	06/01/40	574	607,978
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	2,135	2,124,325
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,060	1,062,650
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	2,850	2,730,308
4.125%	08/15/31	700	660,991
6.250%	01/15/30	2,095	2,185,027
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	1,775	1,609,065
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.800%	11/15/29	2,712	2,759,136
5.300%	08/15/28	3,391	3,495,755
			90,121,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	3,820	$3,231,635
3.550%	03/15/52	1,183	823,596
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.950%	06/15/30	590	600,548
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,424	2,493,116
5.450%	02/15/34	1,325	1,376,956
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.850%	02/15/33	1,315	1,311,869
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	553	500,665
4.500%	10/15/30	450	446,926
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,709	1,691,179
4.300%	02/15/29	883	878,608
5.000%	01/11/28	784	794,974
5.600%	06/01/29	2,163	2,246,111
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
5.500%	06/15/34	3,152	3,271,826
ERP Operating LP,
Sr. Unsec’d. Notes
4.950%	06/15/32	980	1,003,730
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,101	1,038,709
Extra Space Storage LP,
Gtd. Notes
4.950%	01/15/33	585	588,778
5.500%	07/01/30	1,352	1,410,262
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35	790	807,528
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	505	320,391
3.100%	04/15/50	1,546	1,010,214
3.500%	04/15/51	1,050	742,585
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	667	595,294
5.125%	04/15/35	530	538,668
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,116	1,065,708
Simon Property Group LP,
Sr. Unsec’d. Notes
5.125%	10/01/35	2,575	2,603,365

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34	2,497	$2,528,847
Gtd. Notes, MTN
4.400%	01/26/29	595	597,063
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	3,731	3,532,365
4.000%	03/01/28	318	316,528
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,368	2,124,430
2.450%	02/01/32	343	300,854
			40,793,328
Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,426	831,371
3.300%	04/15/40	501	410,482
3.350%	04/15/50	547	394,840
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	4,269	3,088,445
5.625%	04/15/53(a)	1,225	1,216,930
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	720	539,273
3.700%	02/15/42	570	466,676
4.400%	02/12/31	2,035	2,040,618
			8,988,635
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Preferred Notes, 144A
5.127%	07/29/29	2,517	2,589,057
Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes, 144A
3.750%	02/15/51	502	391,309
Sr. Unsec’d. Notes
4.550%	02/15/32	450	452,818
4.900%	07/15/32	2,070	2,116,999
5.200%	07/15/35	889	917,255
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	6,335	5,484,397
3.419%	04/15/33	1,003	927,305
3.469%	04/15/34	2,696	2,459,839
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	905	939,615
6.100%	01/25/36	915	972,894
6.250%	01/25/35	2,095	2,243,654
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42(a)	1,225	1,018,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,745	$1,610,034
4.750%	07/15/30	250	253,259
Sr. Unsec’d. Notes
5.450%	07/15/35(a)	1,885	1,944,493
5.750%	02/15/29	3,006	3,135,435
5.950%	09/15/33	3,452	3,701,039
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/09/33	1,680	1,783,868
6.050%	11/01/35	1,612	1,722,896
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.650%	02/15/32	1,430	1,270,026
			33,345,992
Software — 0.8%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	1,303	1,127,966
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,633	1,022,454
2.525%	06/01/50	1,205	762,366
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	774	621,399
3.600%	04/01/50	3,756	2,644,319
3.650%	03/25/41	3,095	2,470,783
3.950%	03/25/51	314	233,610
4.375%	05/15/55	1,205	944,149
4.800%	09/26/32	2,255	2,258,332
5.200%	09/26/35	1,219	1,225,249
5.375%	09/27/54	940	863,750
5.875%	09/26/45	1,131	1,134,912
5.950%	09/26/55	850	847,405
6.000%	08/03/55	4,172	4,188,768
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30	710	713,064
4.500%	10/15/29	795	802,012
4.750%	02/15/32	530	535,684
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	1,530	1,124,960
Synopsys, Inc.,
Sr. Unsec’d. Notes
4.850%	04/01/30	1,570	1,599,108
5.000%	04/01/32	749	765,207
5.700%	04/01/55	980	988,988
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	377	383,848
5.400%	06/12/29	513	531,318

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
5.600%	06/12/34	1,659	$1,732,751
			29,522,402
Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	2,921	2,488,205
3.500%	06/01/41	2,681	2,143,055
3.500%	09/15/53	512	353,786
3.550%	09/15/55	2,055	1,415,325
3.650%	09/15/59	1,063	726,839
4.900%	11/01/35	1,665	1,652,024
5.400%	02/15/34	938	974,995
5.550%	11/01/45	2,710	2,683,455
5.700%	11/01/54	2,960	2,925,941
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
5.502%	07/16/35	665	687,488
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	3,815	3,597,996
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,351	1,453,017
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	2,649	2,514,687
3.300%	02/15/51	2,665	1,810,616
3.875%	04/15/30	3,130	3,068,221
5.125%	05/15/32	1,947	2,003,103
6.700%	12/15/33	1,598	1,787,037
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	5,024	4,396,073
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	5,558	5,646,618
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	623	611,433
			42,939,914
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	362	294,567
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51	4,075	2,745,759
4.700%	05/01/48	1,285	1,148,647
4.950%	08/15/45	285	265,591
5.950%	05/15/37	330	353,866
FedEx Corp.,
Gtd. Notes, 144A
3.250%	05/15/41	347	259,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	439	$296,971
3.950%	10/01/42	517	436,485
4.450%	06/15/45	1,030	904,959
			6,706,104
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.900%	10/10/30	2,235	2,243,627

Total Corporate Bonds (cost $1,266,382,977)			1,301,509,486
Municipal Bonds — 0.0%
California — 0.0%
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	17,695
2.199%	05/01/31	201	179,527
			197,222
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	93	101,231
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	342	361,715
			462,946
New York — 0.0%
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	352,958

Total Municipal Bonds (cost $994,798)			1,013,126
Residential Mortgage-Backed Securities — 2.2%
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	62	10,439
Series 383, Class 60, IO
6.500%	10/25/37	26	4,724
Series 417, Class C11, IO
2.500%	02/25/28	366	7,787
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
4.118%(c)	07/25/35	17	20,255
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	6	6,413
Series 2006-044, Class P, PO
2.473%(s)	12/25/33	13	11,261

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
2.119%(c)	04/25/36	76	$7,308
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	23	24,925
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.279%(c)	06/25/37	80	8,103
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
1.929%(c)	11/25/37	146	12,192
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.979%(c)	12/25/37	148	16,722
Series 2008-85, Class EB
5.000%	09/25/28	5	4,585
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.529%(c)	03/25/38	63	2,500
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.779%(c)	01/25/40	138	14,545
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.779%(c)	01/25/40	90	8,605
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
1.949%(c)	04/25/40	38	2,444
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
3.719%(c)	03/25/40	21	20,993
Series 2013-13, Class IK, IO
2.500%	03/25/28	123	2,647
Series 2021-86, Class T
2.500%	09/25/48	17,693	15,860,919
Series 2022-88, Class BV
5.500%	11/25/33	2,658	2,715,583
Series 2024-14, Class CA
5.000%	01/25/46	5,391	5,512,606
Series 2024-67, Class FA, 30 Day Average SOFR + 1.170% (Cap 6.500%, Floor 1.170%)
5.526%(c)	09/25/54	8,493	8,505,181
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.193%(s)	05/25/44	145	107,068
Series 2004-W12, Class 1PO, PO
1.277%(s)	07/25/44	95	81,453
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.915%(s)	02/25/44	142	106,095
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	8	8,140
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
16.337%(c)	03/15/32	2	$3,027
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
5.327%(c)	02/15/35	26	27,217
Series 3126, Class AO, PO
1.864%(s)	03/15/36	12	11,068
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.763%(c)	08/15/36	73	5,099
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
2.713%(c)	09/15/26	9	106
Series 3237, Class BO, PO
2.685%(s)	11/15/36	130	109,907
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
7.237%(c)	04/15/37	8	7,476
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
6.697%(c)	04/15/37	7	6,538
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.513%(c)	11/15/37	14	1,017
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
1.853%(c)	12/15/39	152	10,049
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.513%(c)	10/15/40	44	3,888
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	46	44,547
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	57	57,966
Series 4030, Class IL, IO
3.500%	04/15/27	22	194
Series 5195, Class CA
2.500%	12/25/47	13,901	12,462,979
Series 5202, Class AK
3.000%	10/25/49	3,099	2,865,171
Series 5470, Class FG, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 1.200%)
5.556%(c)	11/25/54	11,427	11,450,595
Series 5472, Class FE, 30 Day Average SOFR + 1.350% (Cap 6.500%, Floor 1.350%)
5.706%(c)	11/25/54	11,335	11,405,247
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	114	2,252
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	458	457,741

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.850%(c)	09/20/34	33	$367
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
2.250%(c)	06/20/36	104	1,300
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.400%(c)	04/20/37	117	4,087
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
2.260%(c)	05/20/37	294	16,242
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
2.240%(c)	10/20/37	203	1,204
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
2.490%(c)	08/20/38	156	7,013
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
3.300%(c)	09/20/38	79	2,581
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
2.550%(c)	05/20/37	200	9,261
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	406	2,718
Series 2009-065, Class LB
6.000%	07/16/39	14	13,875
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.750%(c)	02/20/38	148	4,037
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.500%(c)	06/20/37	92	4,430
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	651	1,788
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.850%(c)	11/20/34	92	1,129
Series 2010-085, Class ID, IO
6.000%	09/20/39	62	4,627
Series 2010-157, Class OP, PO
1.652%(s)	12/20/40	105	90,450
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
4.896%(c)	04/20/60	—(r)	454
Series 2013-184, Class KZ
2.500%	12/20/43	895	693,671
Series 2013-H04, Class BA
1.650%	02/20/63	3	2,540
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
4.795%(c)	02/20/62	5	4,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-1, Class GC
3.500%	10/20/51	6,968	$6,712,540

Total Residential Mortgage-Backed Securities (cost $78,184,792)			79,594,658
Sovereign Bonds — 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	140,500
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.625%	02/19/35	4,355	4,500,620
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.771%	05/24/61	924	584,892
4.280%	08/14/41	2,969	2,413,797
6.000%	05/07/36	3,717	3,811,783
6.338%	05/04/53	2,406	2,340,100
Sr. Unsec’d. Notes, Series 10
5.625%	09/22/35	4,335	4,313,325
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	366,768
4.500%	04/01/56	200	146,800
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733	527,989

Total Sovereign Bonds (cost $18,928,221)			19,146,574
U.S. Government Agency Obligations — 35.9%
Federal Farm Credit Bank
0.680%	08/26/26	5,000	4,853,226
1.680%	09/17/35	12,090	9,317,282
2.100%	02/25/36	6,800	5,346,972
2.350%	03/10/36	6,390	5,109,892
2.500%	04/14/36	4,000	3,259,791
2.750%	02/02/37	7,490	6,094,099
3.360%	02/23/37	20,000	17,353,676
Federal Home Loan Bank
1.750%	04/23/30	658	589,228
1.830%	03/11/30	756	681,181
1.930%	02/11/36	12,980	10,044,309
2.090%	02/22/36	10,795	8,404,156
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	915	784,111
2.500%	02/01/51	896	765,148
2.500%	02/01/51	1,825	1,567,649
2.500%	03/01/51	4,712	4,047,999
2.500%	09/01/51	3,533	3,003,277
2.500%	12/01/51	363	310,299
2.500%	01/01/52	3,966	3,355,444
2.500%	01/01/52	20,382	17,441,973
2.500%	01/01/52	20,568	17,643,906
2.500%	03/01/52	6,125	5,179,576

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	04/01/52	37,292	$31,572,559
2.500%	05/01/52	16,938	14,292,920
3.000%	05/01/42	23	21,350
3.000%	05/01/42	562	520,217
3.000%	07/01/42	4	3,988
3.000%	08/01/42	5	4,892
3.000%	08/01/42	7	6,407
3.000%	08/01/42	34	30,969
3.000%	10/01/42	6	5,443
3.000%	10/01/42	21	19,622
3.000%	12/01/42	6	5,848
3.000%	01/01/43	44	40,444
3.000%	02/01/43	52	48,106
3.000%	02/01/43	148	135,944
3.000%	03/01/43	331	304,559
3.000%	03/01/43	341	313,949
3.000%	06/01/43	324	297,708
3.000%	02/01/47	1,853	1,680,620
3.000%	09/01/49	2,355	2,124,148
3.000%	07/01/50	750	664,721
3.000%	08/01/50	35,658	32,102,456
3.000%	12/01/50	3,145	2,819,122
3.000%	11/01/51	6,992	6,196,567
3.000%	02/01/52	17,622	15,578,640
3.000%	03/01/52	1,809	1,607,518
3.000%	03/01/52	8,531	7,621,520
3.000%	03/01/52	18,569	16,598,897
3.000%	05/01/52	3,671	3,253,149
3.000%	06/01/52	32,419	28,776,225
3.500%	03/01/32	162	159,382
3.500%	11/01/48	4,813	4,532,504
3.500%	02/01/49	176	165,116
3.500%	07/01/50	1,336	1,238,441
3.500%	07/01/52	8,684	7,992,987
3.500%	07/01/52	49,131	44,967,440
4.000%	02/01/26	2	2,228
4.000%	01/01/32	106	105,659
4.000%	02/01/41	4	3,862
4.000%	02/01/41	8	7,513
4.000%	10/01/42	139	135,884
4.000%	05/01/48	488	468,706
4.000%	07/01/48	411	395,958
4.500%	08/01/30	37	37,362
4.500%	09/01/50	146	143,554
4.500%	09/01/52	43,382	42,305,127
5.000%	06/01/30	28	28,879
5.000%	04/01/33	6	6,190
5.000%	08/01/33	—(r)	372
5.000%	08/01/33	70	70,564
5.000%	09/01/33	—(r)	154
5.000%	09/01/33	1	1,122
5.000%	10/01/33	—(r)	235
5.000%	04/01/34	—(r)	291
5.000%	11/01/34	2	1,708
5.000%	12/01/34	22	21,665
5.000%	12/01/34	45	45,928
5.000%	07/01/35	—(r)	299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	11/01/35	—(r)	$3
5.000%	04/01/37	52	52,886
5.000%	01/01/39	14	14,101
5.000%	04/01/39	73	74,302
5.000%	07/01/39	6	5,787
5.000%	10/01/40	192	196,400
5.000%	03/01/49	30	30,639
5.000%	03/01/49	249	252,800
5.000%	11/01/49	384	385,885
5.000%	07/01/52	10,536	10,511,820
5.000%	09/01/52	27,420	27,326,802
5.000%	11/01/53	5,475	5,450,508
5.000%	12/01/53	19,779	19,681,882
5.500%	04/01/27	4	4,047
5.500%	01/01/33	16	16,365
5.500%	06/01/35	108	112,134
5.500%	01/01/53	7,310	7,404,701
5.500%	05/01/53	12,488	12,643,148
5.500%	07/01/53	12,133	12,264,225
5.500%	10/01/54	16,940	17,209,445
5.500%	11/01/54	13,211	13,329,073
6.000%	01/01/53	11,698	12,005,233
6.000%	06/01/53	3,535	3,625,418
6.000%	07/01/53	3,470	3,554,703
6.000%	08/01/53	15,231	15,791,198
6.000%	10/01/53	34,823	36,124,011
6.000%	11/01/53	7,243	7,420,364
6.000%	01/01/54	3,748	3,859,467
6.000%	07/01/54	35,310	36,336,281
6.000%	10/01/54	9,669	9,946,120
6.500%	08/01/27	8	8,194
6.500%	01/01/29	3	3,098
6.500%	05/01/54	13,222	13,817,642
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135% (Cap 10.708%, Floor 2.135%)
6.584%(c)	10/01/36	12	12,547
Federal National Mortgage Assoc.
2.500%	08/01/50	848	727,363
2.500%	03/01/51	426	364,154
2.500%	10/01/51	19,768	16,743,862
2.500%	11/01/51	17,351	14,743,660
2.500%	04/01/52	2,398	2,046,098
2.500%	05/01/52	3,817	3,266,723
3.000%	11/01/42	9	7,903
3.000%	12/01/42	8	7,269
3.000%	12/01/42	8	7,335
3.000%	12/01/42	11	10,592
3.000%	12/01/42	18	17,136
3.000%	12/01/42	20	18,592
3.000%	12/01/42	23	21,368
3.000%	12/01/42	82	75,470
3.000%	12/01/42	300	276,227
3.000%	01/01/43	2	2,364
3.000%	01/01/43	4	3,784
3.000%	01/01/43	5	4,377
3.000%	01/01/43	5	4,904
3.000%	01/01/43	6	5,413

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	01/01/43	8	$7,017
3.000%	01/01/43	9	8,450
3.000%	01/01/43	12	10,804
3.000%	01/01/43	14	13,497
3.000%	01/01/43	15	13,595
3.000%	01/01/43	20	18,255
3.000%	01/01/43	25	23,434
3.000%	01/01/43	35	32,127
3.000%	01/01/43	70	64,959
3.000%	03/01/43	8	7,749
3.000%	03/01/43	9	8,431
3.000%	03/01/43	65	60,206
3.000%	03/01/43	177	162,960
3.000%	03/01/43	555	510,677
3.000%	04/01/43	16	15,056
3.000%	04/01/43	29	26,615
3.000%	04/01/43	44	40,113
3.000%	04/01/43	82	75,542
3.000%	04/01/43	91	83,465
3.000%	04/01/43	97	89,316
3.000%	04/01/43	687	632,075
3.000%	05/01/43	30	28,026
3.000%	05/01/43	39	36,149
3.000%	05/01/43	89	81,377
3.000%	05/01/43	169	155,377
3.000%	05/01/43	177	162,530
3.000%	05/01/43	346	318,006
3.000%	03/01/44	403	367,813
3.000%	10/01/49	515	464,419
3.000%	03/01/50	10,347	9,244,616
3.000%	05/01/50	379	343,495
3.000%	07/01/50	347	305,679
3.000%	07/01/50	2,639	2,384,629
3.000%	08/01/50	726	640,174
3.000%	04/01/51	6,080	5,410,891
3.000%	07/01/51	20,210	17,910,461
3.000%	08/01/51	186	166,473
3.000%	08/01/51	4,191	3,714,175
3.000%	08/01/51	11,536	10,338,692
3.000%	10/01/51	31,747	28,135,060
3.000%	11/01/51	5,493	4,903,557
3.000%	01/01/52	5,904	5,204,434
3.000%	02/01/52	3,627	3,214,099
3.000%	03/01/52	2,216	1,971,428
3.000%	03/01/52	4,686	4,154,114
3.000%	03/01/52	6,164	5,471,306
3.000%	04/01/52	38,512	34,129,658
3.000%	05/01/52	4,269	3,758,202
3.000%	05/01/52	7,493	6,635,997
3.000%	07/01/52	4,664	4,157,684
3.000%	07/01/52	9,125	8,031,211
3.000%	08/01/52	5,098	4,489,191
3.500%	08/01/32	118	115,876
3.500%	10/01/32	378	370,937
3.500%	04/01/33	53	51,880
3.500%	04/01/33	145	141,449
3.500%	05/01/33	187	182,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/01/42	372	$353,225
3.500%	09/01/42	184	173,866
3.500%	10/01/42	182	171,508
3.500%	01/01/43	233	219,488
3.500%	07/01/43	216	202,889
3.500%	08/01/45	164	154,066
3.500%	11/01/48	4,462	4,195,488
3.500%	05/01/49	2,903	2,684,474
3.500%	07/01/49	4,233	3,913,277
3.500%	07/01/50	302	278,686
3.500%	05/01/52	5,971	5,456,861
3.500%	08/01/52	4,098	3,779,846
3.500%	08/01/52	4,111	3,804,089
4.000%	09/01/42	178	173,605
4.000%	10/01/42	412	402,695
4.000%	11/01/45	150	144,562
4.000%	06/01/46	245	238,062
4.000%	10/01/46	19	18,522
4.000%	10/01/46	108	103,697
4.000%	05/01/47	238	228,661
4.000%	06/01/47	211	202,777
4.000%	10/01/47	234	226,364
4.000%	10/01/47	4,503	4,328,771
4.000%	12/01/47	307	295,827
4.000%	01/01/48	729	701,435
4.000%	02/01/48	222	214,303
4.000%	02/01/48	583	561,173
4.000%	06/01/48	444	427,033
4.000%	06/01/48	450	433,322
4.000%	07/01/48	162	156,024
4.000%	07/01/48	190	182,213
4.000%	07/01/48	231	222,607
4.000%	09/01/48	524	501,616
4.000%	07/01/49	296	284,467
4.000%	10/01/52	1,033	978,444
4.500%	06/01/26	9	8,560
4.500%	09/01/26	3	3,246
4.500%	10/01/42	684	679,471
4.500%	04/01/44	318	315,141
4.500%	10/01/44	1,305	1,296,465
4.500%	12/01/44	56	55,804
4.500%	07/01/47	771	761,125
4.500%	11/01/47	376	371,420
5.000%	01/01/26	2	1,636
5.000%	09/01/29	19	19,407
5.000%	12/01/29	26	26,556
5.000%	10/01/39	273	279,713
5.000%	01/01/40	360	369,342
5.000%	07/01/41	66	68,006
5.000%	10/01/43	—(r)	287
5.000%	05/01/44	83	83,991
5.000%	12/01/44	227	230,177
5.000%	01/01/45	132	133,236
5.000%	06/01/47	13	12,952
5.000%	05/01/48	2	2,232
5.000%	07/01/48	80	80,544
5.000%	11/01/48	1,845	1,866,336

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	02/01/49	3	$3,505
5.000%	02/01/49	73	73,941
5.000%	03/01/49	3	3,117
5.000%	11/01/49	46	46,201
5.000%	11/01/49	182	182,667
5.000%	12/01/49	374	375,694
5.000%	01/01/50	189	191,160
5.000%	07/01/52	8,872	8,842,377
5.000%	11/01/52	39,534	39,469,065
5.000%	12/01/52	7,853	7,826,347
5.000%	05/01/53	7,589	7,558,932
5.500%	01/01/26	—(r)	151
5.500%	06/01/26	1	585
5.500%	05/01/28	12	11,851
5.500%	05/01/33	66	67,016
5.500%	06/01/33	19	19,649
5.500%	10/01/33	30	30,719
5.500%	01/01/34	91	93,259
5.500%	02/01/35	40	41,241
5.500%	04/01/36	24	24,321
5.500%	04/01/37	53	54,252
5.500%	01/01/38	40	40,699
5.500%	12/01/52	16,654	16,890,517
5.500%	07/01/53	57,754	58,322,638
5.500%	07/01/54	2,395	2,434,150
5.500%	12/01/54	6,957	7,076,924
5.500%	03/01/55	11,429	11,616,053
6.000%	10/01/27	13	12,774
6.000%	11/01/27	11	11,041
6.000%	04/01/28	6	6,506
6.000%	05/01/28	6	6,425
6.000%	04/01/34	5	4,810
6.000%	09/01/52	5,717	5,900,487
6.000%	12/01/52	5,679	5,842,122
6.000%	01/01/53	13,091	13,413,428
6.000%	07/01/53	11,760	12,125,935
6.500%	09/01/28	4	3,742
6.500%	05/01/37	4	4,000
6.500%	11/01/53	12,665	13,180,914
6.500%	02/01/54	3,721	3,847,448
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375% (Cap 10.750%, Floor 2.375%)
6.407%(c)	09/01/37	27	27,788
Government National Mortgage Assoc.
2.000%	08/20/50	357	295,715
2.000%	09/20/50	552	456,947
2.000%	04/20/52	23,398	19,343,365
3.000%	08/20/52	14,555	13,025,765
3.000%	10/20/52	10,044	8,990,354
3.000%	12/20/52	17,636	15,779,933
4.000%	02/20/41	2	2,025
4.000%	10/20/41	1	497
4.000%	11/20/41	3	3,265
4.000%	04/20/42	2	1,769
4.000%	10/20/42	1	1,095
4.000%	08/20/43	17	16,546
4.000%	03/20/44	2	1,562
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/20/44	2	$1,913
4.000%	11/20/44	138	132,779
4.000%	05/20/45	15	14,036
4.000%	06/20/45	206	198,446
4.000%	07/20/45	643	618,083
4.000%	10/20/52	11,513	10,924,472
4.500%	11/15/39	140	139,888
4.500%	02/20/50	2,429	2,395,277
4.500%	03/20/50	504	496,449
4.500%	04/20/50	1,044	1,027,186
5.000%	11/15/39	454	463,675
5.000%	07/15/40	116	117,699
5.000%	07/20/49	150	152,680
5.000%	08/20/52	1,168	1,168,477
5.000%	09/20/52	15,654	15,665,335
5.000%	11/20/52	16,370	16,381,238
5.500%	07/20/54	9,093	9,221,982
5.500%	09/20/54	13,037	13,225,924
5.500%	09/20/54	17,158	17,402,448
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	378,494

Total U.S. Government Agency Obligations (cost $1,269,229,802)			1,278,372,110
U.S. Treasury Obligations — 18.0%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,298,066
1.875%	11/15/51	5,255	2,973,180
2.375%	11/15/49	30	19,627
2.875%	05/15/43	2,638	2,065,884
2.875%	05/15/52	1,050	749,109
3.000%	08/15/52	110	80,455
3.125%	05/15/48	65	50,111
3.375%	08/15/42	6,689	5,698,362
3.625%	08/15/43	1,840	1,605,400
3.625%	02/15/53	15,989	13,218,406
3.625%	05/15/53	2,020	1,668,394
3.750%	11/15/43	416	368,290
3.875%	08/15/40	2,315	2,157,291
3.875%	02/15/43	12,202	11,073,315
4.000%	11/15/42	6,499	6,008,529
4.000%	11/15/52	17,103	15,133,571
4.125%	08/15/44	3,420	3,174,722
4.125%	08/15/53	1,760	1,590,875
4.250%	02/15/54	11,362	10,488,546
4.375%	05/15/40	1,247	1,233,751
4.375%	08/15/43	2,100	2,026,828
4.500%	11/15/54	12,100	11,651,922
4.625%	05/15/44	6,120	6,075,056
4.625%	11/15/44	15,000	14,864,062
4.750%	08/15/55	1,475	1,480,301
4.875%	08/15/45	585	598,071
U.S. Treasury Notes
0.375%	01/31/26	7,120	7,035,450
0.500%	02/28/26	938	924,956
0.625%	07/31/26	6,883	6,707,161
0.750%	03/31/26	10,960	10,793,459

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.750%	04/30/26	5,560	$5,462,483
1.000%	07/31/28	2,587	2,405,304
1.250%	03/31/28	2,470	2,331,255
1.250%	06/30/28	2,600	2,439,531
1.375%	10/31/28	780	728,873
1.750%	12/31/26	5,696	5,561,610
2.500%	03/31/27	580	570,258
2.625%	05/31/27	4,434	4,360,562
2.750%	07/31/27	4,970	4,892,344
3.500%	02/15/33	90	87,384
3.625%	03/31/28	11,400	11,403,563
3.625%	08/31/29	18,000	17,957,812
3.875%	01/15/26	7,200	7,197,469
3.875%	05/31/27(k)	1,592	1,597,535
3.875%	11/30/27	16,722	16,810,836
3.875%	12/31/27	2,960	2,976,188
3.875%	03/15/28	8,190	8,241,827
3.875%	06/15/28	9,565	9,627,770
3.875%	07/15/28	8,235	8,289,042
3.875%	07/31/30	5,130	5,161,261
4.000%	06/30/28	2,760	2,787,169
4.000%	04/30/32	6,245	6,282,080
4.000%	07/31/32	6,315	6,345,588
4.125%	10/31/27	2,376	2,400,131
4.125%	11/15/27	46,405	46,883,552
4.125%	10/31/29	29,000	29,464,453
4.125%	11/30/29	97,605	99,175,830
4.250%	02/15/28	7,470	7,576,214
4.250%	05/15/35	2,360	2,382,125
4.250%	08/15/35	1,880	1,895,275
4.375%	07/31/26	25,265	25,386,390
4.500%	11/15/25(k)	25,584	25,593,694
4.500%	07/15/26	4,350	4,374,299
4.625%	02/28/26	7,325	7,345,315
5.000%	10/31/25	6,830	6,833,468
U.S. Treasury Strips Coupon
4.699%(s)	02/15/31	75,000	60,887,110
4.706%(s)	11/15/31	33,065	25,967,892
4.717%(s)	11/15/40	6,486	3,169,472
4.736%(s)	02/15/41	4,165	2,005,660
5.072%(s)	02/15/40	13,080	6,673,672
5.113%(s)	08/15/41	7,200	3,370,119

Total U.S. Treasury Obligations (cost $643,512,995)			639,715,565

Total Long-Term Investments (cost $3,354,774,537)			3,398,394,616

	Shares	Value
Short-Term Investments — 6.7%
Affiliated Mutual Funds — 6.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	145,265,757	$145,265,757
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $90,293,647; includes $90,028,887 of cash collateral for securities on loan)(b)(wb)	90,358,971	90,304,755

Total Affiliated Mutual Funds (cost $235,559,404)		235,570,512

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.1%
U.S. Treasury Bills
4.230%	10/30/25	430	428,596
4.191%	12/02/25	3,785	3,759,651

Total U.S. Treasury Obligations (cost $4,186,638)				4,188,247

Total Short-Term Investments (cost $239,746,042)				239,758,759

TOTAL INVESTMENTS—102.2% (cost $3,594,520,579)				3,638,153,375

Liabilities in excess of other assets(z) — (2.2)%				(77,899,342)

Net Assets — 100.0%				$3,560,254,033

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CA	Credit Agricole Securities Inc.
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

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AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,238,396; cash collateral of $90,028,887 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
686	2 Year U.S. Treasury Notes	Dec. 2025	$142,961,328	$62,963
1,467	10 Year U.S. Treasury Notes	Dec. 2025	165,037,500	647,106
918	20 Year U.S. Treasury Bonds	Dec. 2025	107,033,062	1,998,071
425	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	51,026,563	896,305
				3,604,445
Short Positions:
957	5 Year U.S. Treasury Notes	Dec. 2025	104,499,912	48,688
651	10 Year U.S. Ultra Treasury Notes	Dec. 2025	74,915,863	(235,047)
				(186,359)
				$3,418,086
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A23